Inverse SP 500 Strategy Fund Expense Example - Class A and Class C [Member] - Inverse SP 500 Strategy Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 346
Expense Example, with Redemption, 3 Years	784
Expense Example, with Redemption, 5 Years	1,349
Expense Example, with Redemption, 10 Years	2,885
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	640
Expense Example, with Redemption, 3 Years	1,011
Expense Example, with Redemption, 5 Years	1,407
Expense Example, with Redemption, 10 Years	$ 2,511